INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of reconciliation between the income tax expense computed by applying the statutory tax rate to loss before income tax

	For the years ended December 31,
	2021	2022	2023
United States	$(413)	$(1,097)	$(1,792)
Other than United States	(9,253)	(11,551)	(29,831)
Total	$(9,666)	$(12,648)	$(31,623)

	For the years ended December 31,
Income Tax Expense	2021	2022	2023
Current	$—	$—	$9
Deferred	—	—	—
Total Income Tax Expense	$—	$—	$9

	For the
	years ended December 31,
	2021	2022	2023
Federal statutory tax rate	21.00%	21.00%	21.00%
Effect of tax rates in foreign jurisdiction	(15.85)%	(9.56)%	(5.80)%
State taxes	0.30%	0.60%	0.05%
Effect of preferential tax rate	—	—	(0.07)%
Research and development credit	(0.33)%	(3.13)%	(2.94)%
Non-deductible expenses	0.20%	0.44%	(0.25)%
Foreign income tax	—	—	(0.03)%
Changes in valuation allowances	(5.32)%	(9.35)%	(11.99)%
Effective tax rate	$0.00%	$0.00%	$(0.03)%

Schedule of deferred income tax assets

	As of December 31,
	2022	2023
Deferred income tax assets
Research and development credits	$169	$351
Capitalized research and development expenses	—	303
Net operating loss carryforwards	2,398	5,562
	2,567	6,216
Valuation allowance	(2,567)	(6,216)
Total net deferred income tax assets	$—	$—

Schedule of changes in valuation allowance

	For the
	years ended December 31,
	2022	2023

Balance at beginning of the year	$1,352	$2,567
Addition	1,166	3,792
True up adjustment	—	(157)
Foreign currency translation adjustment	49	14
Balance at end of the year	$2,567	$6,216